Pension and Non-pension Post-employment Benefit Plans - Summary of Plan Assets (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Loss on pension annuity purchases (note 19(a))	$ 0.2	$ 0.2	$ 0.0	$ 63.3
Pension Plan
Disclosure of net defined benefit liability (asset) [line items]
Interest income		(0.5)	(0.6)	0.8
Administrative expenses paid from plan assets		1.1	1.5	1.3
Pension Plan | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)		328.5	293.0
Interest income		6.4	8.0
Actuarial losses in other comprehensive income		36.4	27.8
Administrative expenses paid from plan assets		(1.1)	(1.2)
Employer contributions		4.0	2.9
Employer direct benefit payments		1.1	0.8
Employer direct settlement payments		0.0	0.0
Settlement payments from employer		0.0	0.0
Settlement payments from plan		0.0	0.0
Benefit payments from plan		(12.5)	(12.0)
Benefit payments from employer		(1.1)	(0.8)
Foreign currency exchange rate changes and other		16.4	10.0
Net defined benefit liability (asset)		378.1	328.5	293.0
Other benefit plans
Disclosure of net defined benefit liability (asset) [line items]
Interest income		(2.4)	(2.6)	(2.6)
Administrative expenses paid from plan assets		0.0	0.0	0.0
Other benefit plans | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability (asset)		1.8	0.0
Interest income		0.0	0.0
Actuarial losses in other comprehensive income		0.0	0.0
Administrative expenses paid from plan assets		0.0	0.0
Employer contributions		0.4	0.9
Employer direct benefit payments		2.6	3.0
Employer direct settlement payments		4.8	5.2
Settlement payments from employer		(4.8)	(5.2)
Settlement payments from plan		(0.1)	(0.2)
Benefit payments from plan		(0.2)	(0.2)
Benefit payments from employer		(2.6)	(3.0)
Foreign currency exchange rate changes and other		0.1	1.3
Net defined benefit liability (asset)		$ 2.0	$ 1.8	$ 0.0